Subsequent events	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent events

Note 33. Subsequent events

On December 23, 2025, the Company and a related party to the Company entered into a business transfer agreement in relation to a carve out of the Company’s design business. The purchase price for the business transfer amounts to USD 3,714,586. The transaction closed on 17 February, 2026. In connection with closing, the Company (i) entered into a service agreement with the related party pursuant to which the Company commits to purchasing services during a three-year period, and (ii) made an investment in the related party corresponding to 19% of the shares of the related party.

On February 20, 2026, the Company entered into an agreement with one of its customers, with a supplementary addendum agreed on March 12, 2026, pursuant to which the Company undertakes to issue 6,941,402 warrants, each with an exercise price of USD 10.79 per share and convertible into 3.15 ordinary shares. The vesting of these warrants is tied to specific payment milestones under a separate commercial relationship that was entered into in 2024 between the Company and Customer as amended on February 21, 2026. This agreement has no impact on the financial statements for the period ended December 31, 2025. The Company is currently evaluating the full accounting impact of this agreement on its future financial statements.

On February 26, 2026, the Company entered into subscription agreements with investors in relation to the PIPE transaction that is expected to close in connection with the closing of the de-SPAC transaction. The Company has received commitments in the amount of USD 113.3 million from existing and new investors to subscribe for ADSs representing ordinary shares in the Company. The investors have a right to obtain 1.5 warrants for each ADS subscribed for, and an additional 0.5 warrants per ADS initially subscribed for if, on the 24-month anniversary of the closing date, the investor owns at least 50% of the number of subscribed ADSs in the PIPE offering. In connection with the PIPE transaction, the pre-money equity value of the Company was set at USD 1,350 million.

An arbitration proceeding initiated by the Company in January 2025 was resolved by final award on May 21, 2026. The dispute concerned the counterparty’s failure to fulfill its written commitment. The arbitral tribunal’s award established that the counterparty committed a breach of contract and shall pay damages to Einride of USD 9,552,778 plus default interest from February 4, 2025. The counterparty shall also reimburse Einride’s legal costs of SEK 9,312,597 (excl. VAT) plus interest and bear all costs of the arbitration proceedings. Einride has formally requested payment in accordance with the award.

On June 9, 2026, the Company consummated the previously announced business combination with Legato III, pursuant to the business combination agreement that was signed on November 12, 2025, by and among Einride AB, Einride Cayman Sub Limited (“Merger Sub”), and Legato Merger Corp. III (“Legato III”). In connection with the business combination, Legato III merged with and into Merger Sub, whereupon Legato III ceased to exist, with Merger Sub surviving as a wholly owned subsidiary of Einride. As a result of the business combination, each issued and outstanding Legato III ordinary share was cancelled and automatically exchanged for one ordinary share of the Company in the form of one ADS, and each Legato III warrant was automatically converted into one warrant of the Company, with each whole warrant exercisable for one ordinary share of the Company in the form of one ADS at an exercise price of $11.50 per share. In connection with the consummation of the business combination, holders of 16,596,675 Legato III public shares exercised their right to redeem their shares for cash at a redemption price of $10.078 per share, for an aggregate redemption amount of $183.9 million, representing approximately 98.3% of the total Legato III public shares then outstanding. Upon consummation of the business combination, the Company also consummated the PIPE investment contemplated by the PIPE subscription agreements. Pursuant to the PIPE subscription agreements, the Company sold an aggregate of 12,235,420 PIPE ADSs to the PIPE investors for an aggregate purchase price of $113.3 million. In addition, the PIPE investors received warrants to purchase an aggregate of 18,353,130 ADSs. Pursuant to the PIPE subscription agreements, at the Closing, certain of the initial shareholders of Legato III transferred to one PIPE investor 553,471 of the founder shares held by them (which were exchanged for ADSs in the merger), and the Company issued to another PIPE investor an additional 1,400,000 PIPE ADSs.

Further, upon consummation of the business combination, the Company effected a share split (“Stock Split”) pursuant to filings made with the Swedish Companies Registration Office. As a result of the Stock Split, each Ordinary Share issued and outstanding immediately prior to the Closing was converted into a number of Ordinary Shares determined by a conversion factor of approximately 1:3.15, resulting in an increase in the number of outstanding shares from 38,439,933 to 121,106,421. All share and per share information presented in these financial statements has been retrospectively adjusted to reflect the Stock Split for all periods presented.